COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Commitments And Contingencies [Line Items]
Percentage Of Total Net Consolidated License and Maintenance Revenue	3.50%	3.50%
Percentage Of Net Consolidated Consulting Services Revenue	0.35%	0.35%
Royalty Expense	$ 503		$ 505	$ 618
Contingent Liability Royalties	7,119
Operating Leases Minimum Payments Upon Cancellation Of Lease Agreements	$ 168
Loss Contingency, Damages Sought, Value | €		€ 21.5
Maximum [Member]
Commitments And Contingencies [Line Items]
Percentage Of Royalties To Be Paid Against Grants Received	150.00%	150.00%
Minimum [Member]
Commitments And Contingencies [Line Items]
Percentage Of Royalties To Be Paid Against Grants Received	100.00%	100.00%
Lease Commitment [Member]
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense	$ 6,284		$ 4,418	$ 3,782
Property Lease Guarantee [Member]
Commitments And Contingencies [Line Items]
Property Lease Guarantee Provided	827
Property Leases Guarantee Renewal	850
Performance Guarantee [Member]
Commitments And Contingencies [Line Items]
Amount Of Bank Guarantee Provided	$ 426